REAL ESTATE INVESTMENTS REAL ESTATE INVESTMENTS - Capitalized Acquisition Fees (FY) (Details)	Dec. 31, 2018 USD ($)
Real Estate [Line Items]
Acquisition costs	$ 2,702,043
3M
Real Estate [Line Items]
Acquisition costs	456,000
Cummins
Real Estate [Line Items]
Acquisition costs	465,000
Northrop Grumman
Real Estate [Line Items]
Acquisition costs	9,000
24 Hour Fitness
Real Estate [Line Items]
Acquisition costs	366,000
Texas Health
Real Estate [Line Items]
Acquisition costs	222,750
Bon Secours
Real Estate [Line Items]
Acquisition costs	313,293
Costco
Real Estate [Line Items]
Acquisition costs	$ 870,000